Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2019
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Trademarks	68,380	(52,439)	15,941	2,289
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	2,023	(1,940)	83	12
Licensing agreements	2,670	(2,670)	—	—
Insurance brokerage license	28,133	(16,411)	11,722	1,684

	137,256	(109,510)	27,746	3,985

	December 31, 2018
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,380	(47,868)	20,512
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	2,021	(1,884)	137
Licensing agreements	2,612	(2,612)	—
Insurance brokerage license	28,133	(9,378)	18,755

	137,196	(97,792)	39,404

The
Group
obtained insurance brokerage license in 2017 through acquisition of Shanghai Tianhe Insurance Brokerage Co., Ltd., which was accounted for as asset acquisition. The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 1.75 to 15 years. Amortization expense was RMB6,923, RMB11,623 and RMB11,662 (US$1,675) for the years ended December 31, 2017, 2018 and 2019, respectively.
The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2020	2021	2022	2023	2024
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	11,635	9,248	4,559	2,282	5